Note 10 - Commitments and Contingencies (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Future Minimum Contractual Charter Revenues Assumptions [Member]
Revenue Days Per Annum (Day)	365 days
Vessels for Which Time Charter Rate is Index Linked	24
Vessels in Commercial Pool Employment Arrangement	1
Time Charter Arrangements Remaining Terms Period (Month)	18 months
Capital Addition Purchase Commitments [Member]
Long-Term Purchase Commitment, Amount	$ 62.0